Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Liabilities		$ 1,421,235,334	$ 1,116,517,857
Chile Segment [Member]
Statement [Line Items]
Liabilities		737,711,189	599,712,023
International Business Segment [Member]
Statement [Line Items]
Liabilities		269,896,961	174,963,952
Wines Segment [Member]
Statement [Line Items]
Liabilities		172,223,909	175,772,540
Other Segments [Member]
Statement [Line Items]
Liabilities	[1]	$ 241,403,275	$ 166,069,342

[1]	Others include liabilities corresponding to the Corporate Support Units.